SUPPLEMENT DATED OCTOBER 1, 2009
TO

PROSPECTUSES DATED MAY 1, 2009
FOR SUN LIFE FINANCIAL MASTERS ACCESS, SUN LIFE FINANCIAL MASTERS EXTRA,
SUN LIFE FINANCIAL MASTERS CHOICE, SUN LIFE FINANCIAL MASTERS FLEX, FUTURITY III,
MFS REGATTA GOLD, MFS REGATTA PLATINUM, AND MFS REGATTA CHOICE

PROSPECTUSES DATED MAY 1, 2008
FOR FUTURITY II AND MFS REGATTA EXTRA

PROSPECTUSES DATED MAY 1, 2007
MFS REGATTA CHOICE II AND MFS REGATTA FLEX II

PROSPECTUSES DATED JULY 18, 2006
FOR MFS REGATTA, MFS REGATTA CLASSIC AND FUTURITY FOCUS

PROSPECTUSES DATED MAY 1, 2006
FOR FUTURITY SELECT FOUR PLUS, FUTURITY SELECT INCENTIVE,
FUTURITY SELECT FREEDOM, FUTURITY SELECT SEVEN,
FUTURITY ACCOLADE, FUTURITY FOCUS II, FUTURITY SELECT FOUR,
FUTURITY, MFS REGATTA ACCESS, AND MFS REGATTA FLEX FOUR

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

The Board of Trustees of the MFS Variable Insurance Trust II (the “Trust”) approved, subject to shareholder approval, the merger of MFS Capital Appreciation Portfolio into MFS Massachusetts Investors Growth Stock Portfolio. It is expected that this approval will be sought at a shareholder meeting expected to be held in November, 2009.

If shareholders approve the proposal relating to the merger of the portfolios of the Trust then, after the close of business on December 4, 2009, all of the assets of MFS Capital Appreciation Portfolio will be transferred to MFS Massachusetts Investors Growth Stock Portfolio and shareholders of MFS Capital Appreciation Portfolio will receive shares of MFS Massachusetts Investors Growth Stock Portfolio in exchange for their shares of MFS Capital Appreciation Portfolio.

On December 2, 2009, the MFS Capital Appreciation Portfolio will be closed to new Purchase Payments. However any automatic programs previously authorized by a Contract Owner, such as dollar-cost averaging, portfolio rebalancing, and asset allocation, into the MFS Capital Appreciation Portfolio will continue until the merger is completed.

Immediately after the merger, Purchase Payments and purchases that are part of a dollar-cost averaging program, a portfolio rebalancing program, or an asset allocation program will continue with the MFS Massachusetts Investors Growth Stock Portfolio replacing the MFS Capital Appreciation Portfolio.

Please retain this supplement with your Prospectus for future reference.

MFS Capital Appreciation (US) 10/09